Trade receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables [Abstract]
Trade receivables

9.          Trade receivables

	December 31,	December 31,
	2022	2021
Tuition fees	410,393	247,419
FIES and UNIEDU Guaranteed Credits	27,710	2,103
PEP - Special Installment Payment (i)	22,365	15,096
CREDIN - Internal Educational Credit (ii)	29,170	—
Provision for revenue cancellation	(6,512)	(4,191)
Allowance for expected credit losses of trade receivables	(211,986)	(113,934)
Total trade receivables	271,140	146,493

Current	224,128	140,560
Non-current	47,012	5,933

(i)	In 2015, a special private installment payment program (PEP) was introduced to facilitate the entry of students who could not qualify for FIES, due to changes occurred to the program at the time. These receivables bear interests of 1.34% and, given the long term of the installments, they have been discounted at an interbank rate of 2.76%.
(ii)	Unicesumar has a program similar to PEP, where the students receive a deduction from gross tuition based on services provided during the student’s undergraduate program. The deduction is based on a fixed percentage and, after graduation, the students pay back the deduction on the current value of tuition.

The aging list of trade receivables is as follows:

	December 31,	December 31,
	2022	2021
Receivables falling due	99,088	72,338
Receivables past due
From 1 to 30 days	59,718	27,368
From 31 to 60 days	44,827	25,949
From 61 to 90 days	47,174	22,782
From 91 to 180 days	85,358	40,326
From 181 to 365 days	153,473	75,855
More than 366 days	—	—
Provision for revenue cancellation	(6,512)	(4,191)
Allowance for estimated credit losses	(211,986)	(113,934)
	271,140	146,493

Cancellations consist of deductions of the revenue to adjust it to the extension it is probable that it will not be reversed, generally related to students that have not attended classes and do not recognize the service provided or are dissatisfied with the services being provided. A provision for cancellation is estimated using the expected value method, which considers accumulated experience and is updated at the end of each period for changes in expectations.

Changes in the Company's revenue cancellation provision are as follows:

	2022	2021	2020
At the beginning of the year	(4,191)	(3,136)	(5,212)
Additions	(15,969)	(13,965)	(16,527)
Write-off	—	10,200	14,764
Reversals	13,648	2,710	3,839
As of December 31,	(6,512)	(4,191)	(3,136)

The Company records the allowance for expected credit losses of trade receivables on a monthly basis by analyzing the amounts invoiced in the month, the monthly volume of receivables and the respective outstanding amounts by late payment range, calculating the recovery performance. Under this methodology, the monthly billed amount and each late payment range is assigned a percentage of probability of loss that is accrued for on a recurring basis.

When the delay exceeds 365 days, the receivable is written-off. Even for written-off receivables, collection efforts continue, and their receipt is recognized directly in the statement of profit or loss, when incurred, as recovery of losses.

Changes in the Company’s allowance for expected credit losses are as follows:

	2022	2021	2020
At the beginning of the year	(113,934)	(102,128)	(79,659)
Write-off of uncollectible receivables	89,481	98,883	59,704
Reversal	19,242	16,868	23,752
Business combinations	—	—	(5,333)
Allowance for expected credit losses	(206,775)	(127,557)	(100,592)
As of December 31,	(211,986)	(113,934)	(102,128)